PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
NOTE 9 — PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

		At December 31,
	Estimated useful lives	2013	2012
		(in thousands)

Buildings	30 years	$9,559	$7,614
Leasehold improvements	5-10 years	3,216	3,243
Furniture, fixtures and equipment	3-7 years	7,320	7,292
		20,095	18,149
Less accumulated depreciation		13,788	13,640
		6,307	4,509
Land		2,309	1,599
		$8,616	$6,108

The Company recognized depreciation expense of $672,000 and $781,000 for the years ended December 31, 2013 and 2012, respectively.